Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions
Schedule of Related Party Costs and Expenses

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2025	2024	2025	2024
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	$—	$7,495	$2,777	$14,311
Operating expenses:
Vessel operating expenses (2)	6,494	5,266	10,116	8,614
Voyage expenses and commissions (3)	—	4	—	15
Technical and operational management fee from KNOT to Vessels (4)	3,470	3,035	6,894	6,502
Operating expenses from other related parties (5)	291	286	540	576
General and administrative expenses:
Administration fee from KNOT Management (6)	433	381	860	710
Administration fee from KOAS (6)	215	231	419	440
Administration fee from KOAS UK (6)	13	16	25	33
Administration and management fee from KNOT (7)	1	10	4	20
Total income (expenses)	$(10,917)	$(1,734)	$(16,081)	$(2,599)

(U.S. Dollars in thousands)	At June 30, 2025	At December 31, 2024
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (8)	$—	$10
Equipment purchased from Knutsen Ballast Water AS (9)	—	70
Total	$—	$80
(1)	Time charter income from KNOT: Time charter contracts with Knutsen Shuttle Tankers Pool AS have been in operation in respect of the Bodil Knutsen until her delivery to Equinor in March 2024; the Hilda Knutsen since the third quarter of 2022 until her delivery to Brazil Shipping I Limited in March 2025; the Torill Knutsen since the first quarter of 2023 until her delivery to Eni in June 2024; and the Ingrid Knutsen since the second quarter of 2024 until her delivery to Eni in October 2024.
(2)	Vessel operating expenses: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing and crew training services.
(3)	Voyage expenses and commissions: During the three and six months ending June 30, 2025, no operating expenses to related parties were incurred in respect of spot voyages. During the same periods in 2024, the Ingrid Knutsen and the Torill Knutsen completed one spot voyage each where Knutsen Shuttle Tankers Pool AS earned a 1.25% commission on the voyage revenues.
(4)	Technical and operational management fee, from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(5)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by the Partnership’s Chairman of the Board, Trygve Seglem, and by other third-party shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to Eastern European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per such crew member onboard a vessel. Level Power & Automation AS, a company that provides the Partnership’s vessels with equipment and inspection services, is owned by Level Group AS, where Trygve Seglem, his family and members of TSSI management have significant influence.
(6)	Administration fee from KNOT Management, Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include compensation and benefits of KNOT Management’s management and administrative staff on a time-spent basis as well as other general and administration expenses. Some services are also provided by KOAS and KOAS UK. Net costs are total administration cost plus a 5% margin. As such, the level of administration costs charged to the Partnership can vary from year to year based on the administration and financing services provided each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of statutory financial statements.
(7)	Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(8)	Drydocking supervision fee from KNOT Management and KNOT Management Denmark: KNOT Management and KNOT Management Denmark provide supervision and hire out service personnel during drydocking of the vessels.
(9)	Equipment purchased from Knutsen Ballast Water AS: As part of the scheduled drydocking of the Torill Knutsen in the fourth quarter of 2023, a ballast water treatment system was installed on the vessel. As of December 31, 2024 and June 30, 2025, parts of the system had been purchased from Knutsen Ballast Water AS, a subsidiary of TSSI, for $0.07 million and $0 million, respectively.

Schedule of amounts due from and due to related parties

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Balance Sheet:
Trading balances due from KOAS	$1,108	$427
Trading balances due from KNOT and affiliates	912	1,803
Amount due from related parties	$2,020	$2,230
Trading balances due to KOAS	$3,132	$1,339
Trading balances due to KNOT and affiliates	4,070	496
Amount due to related parties	$7,202	$1,835

Schedule of trade accounts payable to related parties

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Balance Sheet:
Trading balances due to KOAS	$905	$1,394
Trading balances due to KNOT and affiliates	621	1,379
Trade accounts payables to related parties	$1,526	$2,773

Schedule of trading balances from KNOT and affiliates are included in other current assets

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Balance Sheet:
Trade receivables due from KNOT and affiliates (refer to Note 18 (b))	$—	$804
Other trading balances due from KOAS	2,307	521
Other current assets from related parties	$2,307	$1,325